                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 12b-25
                          NOTIFICATION OF LATE FILING

                                                Commission File Number 1-4146-1

(Check One):
[ ]Form 10-K    [ ]Form 20-F   [ ]Form 11-K    [X]Form 10-Q   [ ]Form N-SAR
[ ]Form N-CSR

For Period Ended:           1/31/05
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

NOT APPLICABLE

PART I -- REGISTRANT INFORMATION

NAVISTAR FINANCIAL CORPORATION
Full Name of Registrant

NOT APPLICABLE
Former Name if Applicable

2850 WEST GOLF ROAD
Address of Principal Executive Office (Street and Number)

ROLLING MEADOWS, ILLINOIS      60008
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)
If the  subject  report  could  not be filed  without  unreasonable  effort  or expense  and the  registrant  seeks  relief  pursuant  to Rule  12b-25(b),  the following should be completed. (Check box if appropriate)

      (a) The  reasons  described  in  reasonable  detail  in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]   (b) The subject annual report,  semi-annual report,  transition report on
          Form 10-K,  Form 20-F,11-K or Form N-SAR, or portion  thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form
          10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
      (c) The accountant's statement or other exhibit required by Rule 12b-25(c)
           has been attached if applicable.

PART III -- NARRATIVE
State  below in  reasonable  detail the reasons  why Forms  10-K,  20-F,  11-K,
10-Q,  N-SAR,  or the  transition  report portion  thereof,  could not be filed within the prescribed time period.

As  previously  announced  in its Form 8-K  filed on March 14,  2005,  Navistar
Financial  Corporation  (the  company)  is unable to  timely  file a  quarterly report on Form 10-Q for the period  ended  January 31, 2005 due to the delay in filing it's Form 10-K for the period ended  October 31,  2004.  The company did not file its  aforementioned  Form  10-K  until  February  15,  2005 due to the restatement  of its  consolidated  financial  statements  for the  first  three quarters  of fiscal  2004 and the  fiscal  years  ended  October  31,  2003 and
2002.  The  company is working  diligently  to analyze  and  accurately  report it's financial  results for the quarter ended January 31,2005 and plans to file its quarterly report on Form 10-Q as soon as practical.

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PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

       Paul Martin               (847)                734-4128
         (Name)               (Area Code)        (Telephone Number)

(2) Have all other periodic  reports  required under Section 13 or 15(d) of the
Securities  Exchange  Act of 1934 or Section 30 of the  Investment  Company Act
of 1940  during the  preceding  12 months or for such  shorter  period that the registrant  was required to file such  report(s)  been filed?  If answer is no, identify report(s). [X] Yes [ ] No

(3) Is it  anticipated  that any  significant  change in results of  operations from the  corresponding  period for the last fiscal year will be  reflected  by the  earnings  statements  to be  included  in the  subject  report or  portion thereof?
[ ] Yes [X] No

If so, attach an explanation of the anticipated  change,  both  narratively and quantitatively,  and,  if  appropriate,  state  the  reasons  why a  reasonable estimate of the results cannot be made.

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This  Notification  of Late  Filing  on Form  12b-25  contains  forward-looking statements  within the meaning of Section 27A of the  Securities  Act,  Section
21E of the Exchange Act, and the Private  Securities  Litigation  Reform Act of
1995.  Such  forward-looking  statements  include  information  relating to the
possible  restatement  of  the  company's   historical  financial   statements.
These  forward-looking  statements  often  include  words  such  as  "believe,"
"expect,"  "anticipate,"  "intend," "plan," "estimate" or similar  expressions.
These  statements  are not  guarantees  of  performance  or  results  and  they involve risks,  uncertainties  and  assumption,  including the risk of possible changes in the scope and nature of the  ongoing  analysis or the time period in
which  such   analysis  may  be  complete.   Although  we  believe  that  these
forward-looking  statements  are  based on  reasonable  assumptions,  there are many  factors  that could  affect our  actual  financial  results or results of operations  and could cause actual results to differ  materially  from those in the forward-looking statements.

                        NAVISTAR FINANCIAL CORPORATION
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 28, 2005                   By: /s/PAUL MARTIN
                                              Paul Martin
                                              Vice President and Controller
                                             (Principal Accounting Officer)

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                 ATTENTION
  Intentional misstatements or omissions of fact constitute Federal Criminal
                       Violations (See 18 U.S.C. 1001).